UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   June 18, 2022 to July 15, 2022

Commission File Number of issuing entity:  333-177891-02

Central Index Key Number of issuing entity:  0001557805

WFRBS Commercial Mortgage Trust 2012-C9
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-177891

Central Index Key Number of depositor:  0001112998

RBS Commercial Funding Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000729153

NatWest Markets Plc (formerly known as The Royal Bank of Scotland plc)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001555501

Liberty Island Group I LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541214

C-III Commercial Mortgage LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542105

Basis Real Estate Capital II, LLC
(Exact name of sponsor as specified in its charter)

Lisa Brower (203) 897-2700
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3887015
38-3887016
38-3887017
38-7064515
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 15, 2022 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C9.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the WFRBS Commercial Mortgage Trust 2012-C9 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on July 15, 2022

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	2.62%	1	$378,995.70

No assets securitized by RBS Commercial Funding Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2012-C9 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from June 18, 2022 to July 15, 2022, and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on February 14, 2022. The CIK number of the Depositor is 0001112998.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 8, 2022. The CIK number for Wells Fargo is 0000740906.

NatWest Markets Plc (formerly known as The Royal Bank of Scotland plc) ("NatWest plc"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 16, 2017. The CIK number for NatWest plc is 0000729153.

Liberty Island Group I LLC ("LIG I"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 1, 2022. The CIK number for LIG I is 0001555501.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on January 31, 2022. The CIK number for C-III is 0001541214.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 14, 2022. The CIK number for Basis is 0001542105.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Chesterfield Towne Center mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 30, 2012. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $3,275,864.16 for the period from January 1, 2022 to March 31, 2022.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C9, relating to the July 15, 2022 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBS Commercial Funding Inc.
(Depositor)

/s/ Adam Trebing
Adam Trebing, President

Date: July 29, 2022